CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,364,454	$ 347,493	$ 1,046,918
Deferred research and development costs	150,000	150,000	32,595
Prepaid expenses and other current assets	13,405	22,379	28,233
Total current assets	1,527,859	519,872	1,107,746
Equipment, net of accumulated depreciation of $16,500, $12,025 and $5,882, respectively	11,290	13,823	19,966
Total assets	1,539,149	533,695	1,127,712
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	127,885	122,356	63,403
Interest payable and Accrued liabilities	137,788		26,231
Convertible promissory note, net of discount of $2,984,172, $0 and $999,485, respectively	15,828		515
Total current liabilities	281,501	122,356	90,149
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 24,306,612 and 24,194,713 shares issued and outstanding at May 31, 2014 and August 31, 2013, respectively	24,306	24,194	20,638
Additional paid-in capital	20,688,098	17,441,034	13,798,282
Deficit accumulated during the development stage	(19,454,756)	(17,053,889)	(12,781,357)
Total stockholders' equity	1,257,648	411,339	1,037,563
Total liabilities and stockholders' equity	$ 1,539,149	$ 533,695	$ 1,127,712